Income tax expense (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Income Tax Expense

	2020	2019	2018
	US$M	US$M	US$M
Total taxation expense comprises:
Current tax expense	5,109	5,408	5,052
Deferred tax (benefit)/expense	(335)	121	1,955

	4,774	5,529	7,007

Summary of Factors Affecting Income Tax Expense

	2020	2019	2018
	US$M	US$M	US$M
Factors affecting income tax expense for the year
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	13,510	15,049	14,751

Tax on profit at Australian prima facie tax rate of 30 per cent	4,053	4,515	4,425

Impact of US tax reform
Tax rate changes	–	–	1,390
Non-tax effected operating losses and capital gains	–	–	834
Tax on remitted and unremitted foreign earnings (1)	–	–	194
Recognition of previously unrecognised tax assets	–	–	(95)
Other	–	–	(3)

Subtotal	–	–	2,320
Other items not related to US tax reform
Non-tax effected operating losses and capital gains	707	742	721
Tax on remitted and unremitted foreign earnings	225	283	401
Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses (2)	154	164	(44)
Amounts under/(over) provided in prior years	64	(21)	(51)
Foreign exchange adjustments	20	(25)	(152)
Tax rate changes	(8)	6	(79)
Recognition of previously unrecognised tax assets	(30)	(10)	(170)
Investment and development allowance	(99)	(94)	(180)
Impact of tax rates applicable outside of Australia (3)	(167)	(312)	(484)
Other	(211)	87	172

Income tax expense	4,708	5,335	6,879

Royalty-related taxation (net of income tax benefit)	66	194	128

Total taxation expense	4,774	5,529	7,007

(1)	Comprising US$797 million repatriation tax net of US$603 million of previously unrecognised tax credits.

(2)
The (loss)/profit from equity accounted investments, related impairments and expenses is net of income tax. This item removes the prima facie tax effect on such (loss)/profit, related impairments and expenses.

(3)
All profits earned in Singapore by BHP’s Sales and Marketing organisation from the sale of our Australian commodities acquired from entities controlled by BHP Group Limited are subject to Australian ‘top up tax’ under the Controlled Foreign Company tax rules in FY2020. This reflects the change in ownership of the main Sales and Marketing entity, in accordance with the settlement agreement entered into with the Australian Taxation Office in FY2019 to resolve a long-standing transfer pricing dispute.

Summary of Income Tax Recognised in Other Comprehensive Income
Income tax recognised in other comprehensive income is as follows:

	2020	2019	2018
	US$M	US$M	US$M
Income tax effect of:
Items that may be reclassified subsequently to the income statement:
Net valuation gains on investments taken to equity	–	–	(3)
Cash flow hedges:
Gains/(losses) taken to equity	94	98	(25)
(Gains)/losses transferred to the income statement	(89)	(90)	64

Income tax credit relating to items that may be reclassified subsequently to the income statement	5	8	36

Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	25	7	(22)
Others	1	12	8

Income tax credit/(charge) relating to items that will not be reclassified to the income statement	26	19	(14)

Total income tax credit relating to components of other comprehensive income (1)	31	27	22

(1)
Included within total income tax relating to components of other comprehensive income is US$31 million relating to deferred taxes and US$ nil relating to current taxes (2019: US$15 million and US$12 million; 2018: US$17 million and US$5 million).